Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies and Practices
Schedule of property plant and equipment useful life

Computer equipment and software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1 – 10 years